Long-Term Debt - Schedule of Future Payments on Bonds (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 52,840
Bonds [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	698,436	$ 587,292
Year one [member] | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	105,022	37,376
Year two [member] | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	43,598	$ 549,916
Year three [member] | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	43,598
Year four [member] | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	506,218
Year Five and Thereafter [member] | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Borrowings